Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 58,675	₱ 74,561
Collateral and Other Credit Enhancements*	513	528
Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	59,188	75,089
Financial assets at amortised cost, category [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	51,084	66,538
Collateral and Other Credit Enhancements*	513	528
Financial assets at amortised cost, category [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	51,597	67,066
Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,307	3,115
Financial assets at amortised cost, category [member] | Other Financial Assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,307	3,115
Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	607	1,153
Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	607	1,153
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	23,780	40,064
Collateral and Other Credit Enhancements*	127	173
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	23,907	40,237
Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,986	508
Financial assets at amortised cost, category [member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,986	508
Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,992	8,123
Collateral and Other Credit Enhancements*	379	337
Financial assets at amortised cost, category [member] | Corporate subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	8,371	8,460
Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,630	7,134
Collateral and Other Credit Enhancements*	7	18
Financial assets at amortised cost, category [member] | Retail subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,637	7,152
Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,220	1,284
Financial assets at amortised cost, category [member] | Foreign administrations [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,220	1,284
Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	227	165
Financial assets at amortised cost, category [member] | Domestic carriers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	227	165
Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,335	4,992
Financial assets at amortised cost, category [member] | Dealers agents and others [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,335	4,992
financial assets at FVPL [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,591	7,855
financial assets at FVPL [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,591	7,855
financial assets at FVPL [Member] | Other Financial Assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,856	6,972
financial assets at FVPL [Member] | Other Financial Assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,856	6,972
financial assets at FVPL [Member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	255	481
financial assets at FVPL [Member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	255	481
financial assets at FVPL [Member] | Financial Assets at FVPL
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	339	380
financial assets at FVPL [Member] | Financial Assets at FVPL | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	339	380
financial assets at FVPL [Member] | Interest Rate Swap Contract [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	93	22
financial assets at FVPL [Member] | Interest Rate Swap Contract [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	93	22
financial assets at FVPL [Member] | Long Term Currency Swap Contract
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	48
financial assets at FVPL [Member] | Long Term Currency Swap Contract | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 48
Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		168
Fair value changes of financial instrument at FVOCI [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		168
Fair value changes of financial instrument at FVOCI [Member] | Financial Instruments at FVOCI [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		168
Fair value changes of financial instrument at FVOCI [Member] | Financial Instruments at FVOCI [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		₱ 168